The James Advantage Funds

(the “Trust”)

James Balanced: Golden Rainbow Fund

(Retail Class Shares: GLRBX)

James Small Cap Fund

James Micro Cap Fund

James Aggressive Allocation Fund

(collectively, the “Funds”)

Supplement dated December 2, 2022

to the Summary Prospectuses, each dated November 1, 2022

Effective as of the open of business on December 5, 2022, ALPS Fund Services, Inc. will cease serving as the Funds’ transfer agent and administrator, and ALPS Distributors, Inc. will cease serving as the Fund’s distributor. Effective as of the same date, Ultimus Fund Solutions, LLC will begin serving as the Funds’ transfer agent and administrator, and Ultimus Fund Distributors, LLC will begin serving as the Funds’ distributor.

Accordingly, effective as of the open of business on December 5, 2022, the Funds’ Summary Prospectuses are revised as follows:

The paragraph following the table in the “Buying and Selling Fund Shares” section of the James Small Cap Fund’s and the James Balanced: Golden Rainbow Fund’s Summary Prospectuses is deleted and replaced with the following:

“You can buy and redeem shares of the Fund on any day the NYSE is open for business by calling 1-800-99-JAMES (1-800-995-2637); by writing to James Advantage Funds, P.O. Box 46707, Cincinnati, OH 45246; via overnight mail at James Advantage Funds, 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246; via the Fund’s website at www.jamesinvestment.com; through a financial intermediary that has established an agreement with the Fund’s distributor; or if you are a client of the Adviser.”

The paragraph following the table in the “Buying and Selling Fund Shares” section of the James Aggressive Allocation Fund’s and the James Micro Cap Fund’s Summary Prospectuses is deleted and replaced with the following:

“You can buy and redeem shares of the Fund on any day the NYSE is open for business by calling 1-800-99-JAMES (1-800-995-2637); by writing to James Advantage Funds, P.O. Box 46707, Cincinnati, OH 45246; via overnight mail at James Advantage Funds, 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246; via the Fund’s website at www.jamesinvestment.com; through a financial intermediary that has established an agreement with the Fund’s distributor; through an eligible institutional intermediary (a registered investment adviser or bank trust department that has established an omnibus account with the Fund to hold shares owned by clients) or if you are a client of the Adviser. Employees of the Adviser, the Funds’ Trustees and employees of the Funds’ other service providers are eligible to buy shares of these Funds directly through the Transfer Agent or through third party intermediaries.”

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THIS SUPPLEMENT PROVIDES RELEVANT INFORMATION FOR ALL SHAREHOLDERS AND

PROSPECTIVE INVESTORS AND SHOULD BE RETAINED FOR FUTURE REFERENCE.

The Funds’ Summary Prospectuses and Prospectuses have been filed with the U.S. Securities and Exchange Commission and are incorporated herein by reference. For a free paper or electronic copy of the Funds’ Summary Prospectuses and Prospectuses, including any supplements thereto, and other information, go to www.jamesinvestment.com, call 1-800-99-JAMES (1-800-995-2637) or ask any financial intermediary who offers shares of the Funds.

The James Advantage Funds

(the “Trust”)

James Balanced: Golden Rainbow Fund

James Small Cap Fund

James Micro Cap Fund

James Aggressive Allocation Fund

(collectively, the “Funds”)

Supplement dated December 2, 2022

to the Prospectuses, each dated November 1, 2022

Effective as of the open of business on December 5, 2022, ALPS Fund Services, Inc. (“AFS”) will cease serving as the Funds’ transfer agent and administrator, and ALPS Distributors, Inc. (“ADI”) will cease serving as the Fund’s distributor (AFS and ADI collectively, “ALPS”). Effective as of the same date, Ultimus Fund Solutions, LLC will begin serving as the Funds’ transfer agent and administrator, and Ultimus Fund Distributors, LLC will begin serving as the Funds’ distributor.

Accordingly, effective as of the open of business on December 5, 2022, the Funds’ Prospectuses are revised as follows:

All references to ALPS Fund Services, Inc. as the Funds’ Transfer Agent are deleted and replaced with “Ultimus Fund Solutions, LLC.”

All references to “P.O. Box 786, Denver, CO 80201” are deleted and replaced with “James Advantage Funds, P.O. Box 46707, Cincinnati, OH 45246.”

The paragraph following the table in the “FUND SUMMARY – Buying and Selling Fund Shares” section in the James Small Cap Fund and the James Balanced: Golden Rainbow Fund (Retail Class) Prospectus is deleted and replaced with the following:

“You can buy and redeem shares of the Fund on any day the NYSE is open for business by calling 1-800-99-JAMES (1-800-995-2637); by writing to James Advantage Funds, P.O. Box 46707, Cincinnati, OH 45246; via overnight mail at James Advantage Funds, 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246; via the Fund’s website at www.jamesinvestment.com; through a financial intermediary that has established an agreement with the Fund’s distributor; or if you are a client of the Adviser.”

The paragraph following the table in the “FUND SUMMARY – Buying and Selling Fund Shares” section in the James Aggressive Allocation Fund and the James Micro Cap Fund Prospectus is deleted and replaced with the following:

“You can buy and redeem shares of the Fund on any day the NYSE is open for business by calling 1-800-99-JAMES (1-800-995-2637); by writing to James Advantage Funds, P.O. Box 46707, Cincinnati, OH 45246; via overnight mail at James Advantage Funds, 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246; via the Fund’s website at www.jamesinvestment.com; through a financial intermediary that has established an agreement with the Fund’s distributor; through an eligible institutional intermediary (a registered investment adviser or bank trust department that has established an omnibus account with the Fund to hold shares owned by clients) or if you are a client of the Adviser. Employees of the Adviser, the Funds’ Trustees and employees of the Funds’ other service providers are eligible to buy shares of these Funds directly through the Transfer Agent or through third party intermediaries.”

The U.S. Mail and Overnight addresses following the first paragraph in “HOW TO PURCHASE SHARES – Fund Direct Purchases – Initial Purchase” section and in the “HOW TO REDEEM SHARES – By Mail” section in the Prospectuses are deleted and replaced with the following:

U.S. Mail: James Advantage Funds PO Box 46707 Cincinnati, OH 45246	Overnight: James Advantage Funds 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

The fourth sentence in the “HOW TO REDEEM SHARES – By Wire” section of the Prospectuses is deleted and replaced with the following:

“The Funds charge $15 for processing wire redemptions, which the charge may be waived at the discretion of the Funds.”

The information in the “HOW TO REDEEM SHARES – IRA and Coverdell Education Savings Account Maintenance Fee” section of the Prospectuses is deleted and replaced with the following:

“A fee of $25.00 will be charged annually by the IRA custodian on a per account basis.”

The third sentence in the first paragraph of the “HOW TO EXCHANGE SHARES” section of the James Balanced: Golden Rainbow Fund (Retail Class) and James Small Cap Fund Prospectus is deleted and replaced with the following:

“You may request an exchange by calling 1-800-99-JAMES (1-800-995-2637) between the hours of 8:00 a.m. and 6:00 p.m. Eastern time on days the Funds are open for business or by writing the Fund at P.O. Box 46707, Cincinnati, OH 45246.”

The second sentence in the “HOW TO EXCHANGE SHARES – Share Class Transfers – Micro Cap and Aggressive Allocation Funds Only” section in the James Balanced: Golden Rainbow Fund (Institutional Class), James Micro Cap Fund, and James Aggressive Allocation Fund Prospectus is deleted and replaced with the following:

“You may request an exchange by calling 1-800-99-JAMES (1-800-995-2637) between the hours of 8:00 a.m. and 6:00 p.m. Eastern time on days the Funds are open for business; by writing the Fund at P.O. Box 46707, Cincinnati, OH 45246; or by contacting your intermediary.”

The addresses for the Distributor and Transfer Agent on page 40 of the James Balanced: Golden Rainbow Fund (Retail Class) and James Small Cap Fund Prospectus and on page 49 of the James Balanced: Golden Rainbow Fund (Institutional Class), James Micro Cap Fund, and James Aggressive Allocation Fund Prospectus are deleted and replaced with the following:

Distributor Ultimus Fund Distributors, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246.	Transfer Agent Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

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THIS SUPPLEMENT PROVIDES RELEVANT INFORMATION FOR ALL SHAREHOLDERS AND

PROSPECTIVE INVESTORS AND SHOULD BE RETAINED FOR FUTURE REFERENCE.

The Funds’ Summary Prospectuses and Prospectuses have been filed with the U.S. Securities and Exchange Commission and are incorporated herein by reference. For a free paper or electronic copy of the Funds’ Summary Prospectuses and Prospectuses, including any supplements thereto, and other information, go to www.jamesinvestment.com, call 1-800-99-JAMES (1-800-995-2637) or ask any financial intermediary who offers shares of the Funds.

The James Advantage Funds

(the “Trust”)

James Balanced: Golden Rainbow Fund

James Small Cap Fund

James Micro Cap Fund

James Aggressive Allocation Fund

(collectively, the “Funds”)

Supplement dated December 2, 2022

to the Statement of Additional Information (the “SAI”), dated November 1, 2022

Effective as of the open of business on December 5, 2022, ALPS Fund Services, Inc. (“AFS”) will cease serving as the Funds’ transfer agent and administrator, and ALPS Distributors, Inc. (“ADI”) will cease serving as the Fund’s distributor (AFS and ADI collectively, “ALPS”). Effective as of the same date, Ultimus Fund Solutions, LLC will begin serving as the Funds’ transfer agent and administrator, and Ultimus Fund Distributors, LLC will begin serving as the Funds’ distributor.

Accordingly, effective as of the open of business December 5, 2022, the Funds’ SAI is revised as follows:

The address of the Trust on the cover page of the SAI is deleted and replaced with the following:

“225 Pictoria Drive, Suite 450

Cincinnati, OH 45246.”

All references to “P.O. Box 786, Denver, CO 80201” are deleted and replaced with “James Advantage Funds, P.O. Box 46707, Cincinnati, OH 45246.”

Information with respect to the Funds’ Assistant Treasurer in the Officers Table is deleted and replaced with the following:

Name/Address/Age	Positions Held With Fund/Date Service Began	Principal Occupation by Officer
Angela A. Simmons c/o Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246 Year of Birth: 1975	Assistant Treasurer since 2022	Vice President, Financial Administration (2022 to present) and Assistant Vice President, Financial Administration (2015 to 2022) of Ultimus Fund Solutions, LLC.

The following information with respect to the Funds’ Assistant Secretary is added to the Officers Table:

Name/Address/Age	Positions Held With Fund/Date Service Began	Principal Occupation by Officer
Jesse D. Hallee c/o Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246 Year of Birth: 1976	Assistant Secretary since 2022	Senior Vice President and Associate General Counsel (2022 – Present) and Vice President and Senior Managing Counsel (2019 – 2022), Ultimus Fund Solutions, LLC; Vice President and Managing Counsel, State Street Bank and Trust Company (2013 -2019).

The first paragraph in the “Transfer Agent, Distributor and Administrator” section is deleted and replaced with the following:

The Funds retain Ultimus Fund Solutions, LLC (“Ultimus”), 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246 (the “Transfer Agent” or the “Administrator”), to serve as transfer agent, dividend paying agent and shareholder service agent, and to provide the Funds with administrative services, including regulatory reporting and necessary office equipment, personnel and facilities. The Funds also retain Ultimus to provide the Funds with fund accounting services, including calculating the Funds’ daily net asset value, necessary office equipment, personnel and facilities. The Adviser pays the Transfer Agent for its transfer agency fund administrative services, and fund accounting services on behalf of each Fund besides for the James Balanced: Golden Rainbow Fund which pays its own expenses. Prior to December 5, 2022, the Funds retained a different service provider for such services. The following amounts were paid to the prior service provider for fund administration, fund accounting and transfer agency for each of the last three fiscal years:”

The final four paragraphs in the “Transfer Agent, Distributor, and Administrator” section are deleted and replaced with the following:

“The Funds retain Ultimus Fund Distributors, LLC (the “Distributor”), 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246 to act as the exclusive agent for distribution of the Funds’ shares. The Distributor is obligated to sell shares of the Funds on a best efforts basis only against purchase orders for the shares. Shares of the Funds are offered to the public on a continuous basis.

Certain officers of the Trust may also be officers and/or employees of Ultimus (the Administrator, the Transfer Agent and accounting services agent for the Trust).”

****

THIS SUPPLEMENT PROVIDES RELEVANT INFORMATION FOR ALL SHAREHOLDERS AND

PROSPECTIVE INVESTORS AND SHOULD BE RETAINED FOR FUTURE REFERENCE.

The Funds’ SAI has been filed with the U.S. Securities and Exchange Commission and is incorporated herein by reference. For a free paper or electronic copy of the Funds’ SAI, including any supplements thereto, and other information, go to www.jamesinvestment.com, call 1-800-99-JAMES (1-800-995-2637) or ask any financial intermediary who offers shares of the Funds.